14 Business combination (Details 1) - Exito Group - Colombia [member] R$ in Millions	Nov. 27, 2019 BRL (R$)
Assets
Cash and cash equivalentes	R$ 6,062
Trade receivables, net	416
Inventories, net	2,765
Recoverable taxes	477
Other current assets	349
Deferred income tax and social contribution	1,353
Related parties	137
Other noncurrent assets	111
Investments in associates	316
Investment properties	2,972
Property and equipment, net	8,496
Intangible assets, net	3,009
Total Assets	26,463
Liabilities
Payroll and related taxes	283
Trade payables, net	4,545
Taxes and contributions payable	219
Borrowings and financing	2,546
Lease liabilities	277
Other current liabilities	998
Noncurrent borrowings and financing	2,060
Deferred income tax and social contribution	2,100
Provisions for legal proceedings	103
Noncurrent -lease liabilities	1,540
Other noncurrent liabilities	28
Total Liabilities	14,699
Net assets	11,764
(-) Attribute to non-controlling interest	(2,558)
Net assets	R$ 9,206